MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.04 - Schedule 4

Client Name:
Client Project Name:	MFA 2025-NQM5
Start - End Dates:	11/19/2018 - 10/6/2025
Deal Loan Count:	294

Loan Level Tape Compare Upload

Loans in Report	294

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
85725	XXXX	Representative Credit Score for Grading	747	709
79932	XXXX	First Rate Change Date	XXXX	XXXX
79932	XXXX	Original Appraised Value	XXXX	XXXX
79932	XXXX	Origination Date	XXXX	XXXX
85733	XXXX	Representative Credit Score for Grading	784	778
85739	XXXX	Debt to Income Ratio (Back)	13.3000	19.0436
85740	XXXX	Debt to Income Ratio (Back)	14.3000	3.1690
85741	XXXX	Original Balance	XXXX	XXXX
86166	XXXX	Loan Purpose	Rate and Term Refi	Cashout Refi
85750	XXXX	Debt to Income Ratio (Back)	20.2000	41.0517
86169	XXXX	Debt to Income Ratio (Back)	30.9000	0.0000
86178	XXXX	Debt to Income Ratio (Back)	36.1000	32.2514
86178	XXXX	First Rate Change Date	XXXX	XXXX
86181	XXXX	Product Type	30 Yr Fixed Interest Only	30 Yr Fixed
85781	XXXX	Representative Credit Score for Grading	720	725
86193	XXXX	Representative Credit Score for Grading	650	651
86239	XXXX	Representative Credit Score for Grading	754	745
86244	XXXX	Debt to Income Ratio (Back)	48.2000	32.9897
86253	XXXX	Debt to Income Ratio (Back)	34.7000	25.9714
86256	XXXX	Number of Units	1	2
86277	XXXX	Debt to Income Ratio (Back)	32.9000	39.3011
86297	XXXX	Representative Credit Score for Grading	679	676
86302	XXXX	First Rate Change Date	XXXX	XXXX
86314	XXXX	Debt to Income Ratio (Back)	28.4000	25.0027
34526	XXXX	Cash Reserves	29112.98	261597.98
34526	XXXX	Debt to Income Ratio (Back)	24.8900	20.6965
34526	XXXX	Next Rate Change Date	XXXX	XXXX
34526	XXXX	Product Type	5 Year Fixed	5/1 I/O ARM
34526	XXXX	Property Type	Detached PUD	SFR
48820	XXXX	Origination Date	XXXX	XXXX
48820	XXXX	Total Monthly Income	9451.25	9360.17
33233	XXXX	Cash Reserves	179.47	0.00
33233	XXXX	Credit Report Date	XXXX	XXXX
33233	XXXX	Next Rate Change Date	XXXX	XXXX
33233	XXXX	Origination Date	XXXX	XXXX
36046	XXXX	Borrower 1 Self Employed Flag	No	Yes
36046	XXXX	Borrower 1 Total Income	5065.69	4457.69
36046	XXXX	Credit Report Date	XXXX	XXXX
36046	XXXX	Origination Channel	Unknown	Broker
36046	XXXX	Origination Date	XXXX	XXXX
85812	XXXX	Debt to Income Ratio (Back)	49.6000	37.0652
85817	XXXX	Occupancy Type	Primary	Second Home
85824	XXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
86338	XXXX	Combined LTV	76.60	80.00
86338	XXXX	Original LTV	76.60	80.00
86340	XXXX	Representative Credit Score for Grading	667	674
86341	XXXX	Debt to Income Ratio (Back)	39.0000	35.0164
85837	XXXX	Debt to Income Ratio (Back)	41.3000	35.5302
85846	XXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
86363	XXXX	Number of Units	3	1
86368	XXXX	Number of Units	2	1
86370	XXXX	Debt to Income Ratio (Back)	34.7000	42.0490
86375	XXXX	Debt to Income Ratio (Back)	10.8000	16.3244
86392	XXXX	Debt to Income Ratio (Back)	36.6000	41.3865
86396	XXXX	Debt to Income Ratio (Back)	53.9000	48.5956
86401	XXXX	Debt to Income Ratio (Back)	48.9000	45.6609
86422	XXXX	Debt to Income Ratio (Back)	45.9000	49.0845
86422	XXXX	Representative Credit Score for Grading	742	745
86427	XXXX	Debt to Income Ratio (Back)	3.6000	49.5433

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.